RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Research and development costs expensed during the year	527,847	556,617	509,580
Amortization of capitalized development costs	115,191	100,502	104,055
Total research and development costs	643,038	657,119	613,635